INCOME TAXES (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Earnings from Continuing Operations Before Income Taxes
Earnings from continuing operations before income taxes consisted of the following:

Years ended June 30	2011	2010	2009
United States	$8,983	$8,368	$8,409
International	6,206	6,679	6,004
TOTAL	15,189	15,047	14,413

Schedule of Components of Income Tax Expense (Benefit)

Income taxes on continuing operations consisted of the following:

Years ended June 30	2011	2010	2009
CURRENT TAX EXPENSE
U.S. federal	$1,809	$2,154	$1,619
International	1,188	1,616	1,268
U.S. state and local	266	295	229
	3,263	4,065	3,116
DEFERRED TAX EXPENSE
U.S. federal	205	253	595
International and other	(76)	(217)	22
	129	36	617
TOTAL TAX EXPENSE	3,392	4,101	3,733

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U.S. federal statutory income tax rate to our actual income tax rate on continuing operations is provided below:

Years ended June 30	2011	2010	2009
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Country mix impacts of foreign operations	(8.0)%	(7.5)%	(7.1)%
Changes in uncertain tax positions	(3.5)%	(0.4)%	(1.3)%
Patient Protection and Affordable Care Act	0.0%	1.0%	0.0%
Other	(1.2)%	(0.8)%	(0.7)%
EFFECTIVE INCOME TAX RATE	22.3%	27.3%	25.9%

Reconciliation of the Beginning and Ending Liability for Unrecognized Tax Benefits
A reconciliation of the beginning and ending liability for uncertain tax positions is as follows:

	2011	2010	2009
BEGINNING OF YEAR	$1,797	$2,003	$2,582
Increases in tax positions for prior years	323	128	116
Decreases in tax positions for prior years	(388)	(146)	(485)
Increases in tax positions for current year	222	193	225
Settlements with taxing authorities	(168)	(216)	(172)
Lapse in statute of limitations	(94)	(45)	(68)
Currency translation	156	(120)	(195)
END OF YEAR	1,848	1,797	2,003

Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities were comprised of the following:

June 30	2011	2010
DEFERRED TAX ASSETS
Pension and postretirement benefits	$1,406	$1,717
Stock-based compensation	1,284	1,257
Loss and other carryforwards	874	595
Goodwill and other intangible assets	298	312
Accrued marketing and promotion	217	216
Fixed assets	111	102
Unrealized loss on financial and foreign exchange transactions	770	88
Accrued interest and taxes	28	88
Inventory	52	35
Other	834	773
Valuation allowances	(293)	(120)
TOTAL	5,581	5,063

DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	12,206	11,760
Fixed assets	1,742	1,642
Other	211	269
TOTAL	14,159	13,671